Property and Equipment, Net	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

7. Property and Equipment, Net

Property and equipment, net as of March 31, 2024 and 2023 consisted of the following:

	As of March 31,
	2024	2023
Computer software and hardware	$849	$802
Machinery and equipment	807	661
Leasehold improvements	1,357	1,249
Furniture and fixtures	871	818
Vehicles	70	55
Demonstration units	222	466
Property and equipment	4,176	4,051
Less: accumulated depreciation	(3,646)	(3,309)
Property and equipment, net	$530	$742

Depreciation expense totaled $302 and $66 for the years ended March 31, 2024 and 2023, respectively.